BUSINESS COMBINATIONS - Additional Information - Narrative (Details) - USD ($) $ in Thousands			3 Months Ended		12 Months Ended
	Aug. 30, 2019	Apr. 01, 2018	Sep. 30, 2019	Jun. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Business Combination, Consideration Transferred		$ 1,059,504
Cash consideration	$ 53,700	43
Stock consideration	60,900	1,043,424
Total assets acquired	74,900	4,402,804
Total liabilities assumed	18,400	4,018,943			$ 0	$ 18,380	$ 4,018,948
Goodwill	58,000	675,643	$ 58,000	$ 676,200	$ 0	$ 57,520	$ 676,167
Loans		2,792,572
Business Combination, Acquired Receivables, Gross Contractual Amount		$ 2,900,000
Bannockburn [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred	$ 114,600